Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Total	Subtotal	Share capital (Note 22)	Share premium (Note 22)	Cumulative translation adjustment	Equity-settled compensation	Cash flow hedge	Treasury shares	Reserve from the sale of non- controlling interests in subsidiaries	Retained earnings	Non- controlling interest
Total Equity at Dec. 31, 2014		$ 777,227	$ 769,638	$ 183,573	$ 933,044	$ (397,560)	$ 16,735	$ (43,064)	$ (2,840)	$ 25,508	$ 54,242	$ 7,589
Profit / (Loss) for the year		(4,351)	(5,593)								(5,593)	1,242
Exchange differences on translating foreign operations		(178,146)	(174,637)			(174,637)						(3,509)
Cash flow hedge, net of tax	[1]	(94,851)	(94,847)					(94,847)				(4)
Other comprehensive (loss) / income for the year		(272,997)	(269,484)			(174,637)		(94,847)				(3,513)
Total comprehensive income / (loss) for the year		(277,348)	(275,077)			(174,637)		(94,847)			(5,593)	(2,271)
Employee share options, exercised		1,499	1,499		1,786		(603)		316
Employee share options, forfeited							(146)				146
Value of employee services		4,396	4,396				4,396
Restricted shares, vested					3,103		(3,751)		648
Purchase of own shares (Note 22)		(319)	(319)		(259)				(60)
Sale of non-controlling interests in subsidiaries (Note 21)		21,964	19,947			3,881				16,066		2,017
Total Equity at Dec. 31, 2015		527,419	520,084	183,573	937,674	(568,316)	16,631	(137,911)	(1,936)	41,574	48,795	7,335
Profit / (Loss) for the year		3,739	2,039								2,039	1,700
Exchange differences on translating foreign operations		39,496	40,952			40,952						(1,456)
Cash flow hedge, net of tax	[2]	100,615	100,612					100,612				3
Other comprehensive (loss) / income for the year		140,111	141,564			40,952		100,612				(1,453)
Total comprehensive income / (loss) for the year		143,850	143,603			40,952		100,612			2,039	247
Employee share options, exercised		380	380		438		(140)		82
Employee share options, forfeited							(164)				164
Value of employee services		4,796	4,796				4,796
Restricted shares, vested					3,225		(3,905)		680
Purchase of own shares (Note 22)		(4,772)	(4,772)		(4,087)				(685)
Total Equity at Dec. 31, 2016		671,673	664,091	183,573	937,250	(527,364)	17,218	(37,299)	(1,859)	41,574	50,998	7,582
Profit / (Loss) for the year		11,749	9,972								9,972	1,777
Exchange differences on translating foreign operations		(15,264)	(14,181)			(14,181)						(1,083)
Cash flow hedge, net of tax	[3]	12,608	12,608					12,608				0
Other comprehensive (loss) / income for the year		(2,656)	(1,573)			(14,181)		12,608				(1,083)
Total comprehensive income / (loss) for the year		9,093	8,399	0	0	(14,181)	0	12,608	0	0	9,972	694
Employee share options, exercised		39	39		50		(21)		10
Employee share options, forfeited							(14)				14
Value of employee services		5,552	5,552				5,552
Restricted shares, vested		0			4,149		(4,883)		734
Purchase of own shares (Note 22)		(38,367)	(38,367)		(32,515)				(5,852)
Dividends		(2,859)										(2,859)
Total Equity at Dec. 31, 2017		$ 645,131	$ 639,714	$ 183,573	$ 908,934	$ (541,545)	$ 17,852	$ (24,691)	$ (6,967)	$ 41,574	$ 60,984	$ 5,417

[1]	Net of 49,106 of income tax.
[2]	Net of (52,282) of income tax.
[3]	Net of 8,715 of income tax.